Income Taxes - 10K - Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Current:
State and local					$ 192	$ 38	$ 13
Total current					192	38	13
Income tax expense	$ (72)	$ 96	$ 0	$ 144	$ 192	$ 38	$ 13